Shareholders' Equity	6 Months Ended
Apr. 30, 2024
Shareholders' Equity [Abstract]
SHAREHOLDERS’ EQUITY

NOTE 16 – SHAREHOLDERS’ EQUITY

As of April 30, 2024 and October 31, 2023, the Company had 135,301,969 and 4,065,609 shares issued and outstanding.

On October 31, 2020, pursuant to a special resolution adopted by its shareholders to amend and restate the Company’s memorandum and articles of association, the Company conducted a subdivision of its par value with each share of a par value of $0.09 of the authorized share capital of the Company (including issued and unissued share capital) being subdivided into 5 shares of par value $0.018 each (the “Share Subdivision”). Immediately following the Share Subdivision, the authorized share capital of the Company was $27,778 divided into 2,777,778 shares of par value $0.018 each, and the total issued and outstanding shares were 277,778.

Subsequent to the Share Subdivision on October 31, 2020, the Company increased its authorized share capital from 2,777,778 shares to 8,333,333 shares with a par value of $0.018 per share, and issued a stock dividend on 2 for 1 post-Share Subdivision basis, whereby each shareholder holding 1 share was issued an additional 2 shares; therefore, a total of 555,556 shares were issued; immediately following this transaction, there were a total of 833,333 shares issued and outstanding.

On May 20, 2021, we issued 288,889 ordinary shares to investors in connection with the closing of our initial public offering at the offering price of $90.00 per share.

On October 28, 2022, the Company issued 11,111 ordinary shares to a non-related party as service compensation for $60,000

In the year ended October 31, 2022, the Company also issued 162,139 ordinary shares for the conversion of a note payable in the amount of $2,236,684.

In the year ended October 31, 2023, the Company issued 598,943 ordinary shares for conversion of a note payable in the amount of $1,720,800, issued 1,925,259 ordinary shares in consideration of net cash proceeds in the amount of $3,568,599, and issued 177,778 ordinary shares compensation payable in the amount of $ 2,717,326 to YA II PN LTD, an institutional  investor.

On November 30, 2023, pursuant to a special resolution adopted by its shareholders, the authorized share capital of the Company was increased from US$150,000.00 divided into 1,000,000,000 shares, each of a par value of US$0.00015 each.

On January 18, 2024, the Company filed a registration statement on Form S-8 with the Securities and Exchange Commission relating to the registration under the United States Securities Act of 1933, of up to 17,600,000 ordinary shares, par value US$0.00015 per share, issuable under its 2024 Equity Incentive Plan. The plan was approved by the Board of Directors of the Company on January 12, 2024.

On February 15, 2024, pursuant to a special resolution adopted by its shareholders to amend and restate the Company’s memorandum and articles of association, the Company increased the authorized share capital by the sum of US$9,600,000 by the creation of 64,000,000,000 shares of par value of US$0.00015 each, such that the total authorized share capital of the Company is US$9,750,000 divided into 65,000,000,000 Shares of par value US$0.00015 each.

The Company’s shareholders approved by an ordinary resolution, immediately following the share capital increase, a share consolidation or reverse stock split, of the Company’s ordinary shares at a ratio of one-for-thirteen such that each thirteen ordinary shares were combined into one ordinary share (the “Share Consolidation”). After the Share Consolidation, the Company’s authorized share capital was US$9,750,000 divided into 5,000,000,000 ordinary shares of a par value of US$0.00195 each.

The Board of Directors passed resolutions on May 10, 2024, to establish this date as the effective date for the share splits. All share and per share data have been retroactively restated to reflect the reverse stock split effected on May 10, 2024.

Reverse Stock Split

On July 7, 2023, our Board of Directors declared a reverse share split at a ratio of 1-for-18 shares having a par value of $0.001 per share with effect from July 10. Following the reverse split, the shares had a par value of $0.018 per share. There was no effect on total stockholders’ equity. All references made to share or per share amounts in the accompanying consolidated financial statements and applicable disclosures have been retroactively adjusted to reflect the effects of the reverse stock split.

Private Placement

On April 28, 2023, the Company entered into a subscription agreement with selected non-affiliated accredited investors (collectively, the “Investors”). Pursuant to the subscription agreement, the Company soldan aggregate of 8,000,000 units at a price of $0.15 per unit for an aggregate purchase price of $1,200,000 in the private placement. Each unit was comprised of one (1) ordinary share and five (5) warrants to purchase one ordinary share (collectively, the “Warrants”). Each Warrant is exercisable to purchase one ordinary share at a price of $0.35 per share at any time during the six (6) months after the closing (November 5, 2023). The closing occurred on May 5, 2023, and the Company received proceeds of $1.2 million. On September 12, 2023, the Company entered into a securities purchase agreement with certain non-affiliated accredited investors pursuant to which the Company sold an aggregate of 62,242 restricted ordinary shares of the Company for gross proceeds of $66,600. The offering closed on September 18, 2023.

On October 20, 2023, the Company entered into certain securities purchase agreement with certain “non-U.S. Persons”, pursuant to which the Company sold an aggregate of 113,636,360 units (the “Units”), each Unit consisting of one ordinary share of the Company and a warrant to purchase three ordinary shares with an initial exercise price of $1.10 per share, at a price of $0.44 per Unit, for an aggregate purchase price of approximately $50 million. The Offering closed on December 21, 2023. The warrants were exercisable immediately upon the date of issuance at an initial exercise price of $1.10, for cash. The warrants may also be exercised on a cashless basis if at any time after the six-month anniversary of the issuance date, there is no effective registration statement registering, or no current prospectus available for, the resale of the underlying ordinary shares. The warrants will expire five years from the date of issuance and are subject to customary anti-dilution provisions reflecting stock dividends and splits or other similar transactions.